Not FDIC Insured May Lose Value No Bank Guarantee
1153-Q1PH

Schedule of Investments
(unaudited)
Franklin New York Intermediate-Term Tax-Free
Income Fund 2
Notes to Schedule of Investments 8

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited), December 31, 2022
Franklin New York Intermediate-Term Tax-Free Income Fund
Quarterly Schedule of Investment See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.8%
Florida 0.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. $ 4,968,000 $ 4,100,566
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1 T, 5.05%, 7/01/34 .......... 850,000 724,511
4,825,077
Georgia 0.4%
a
Development Authority of Rockdale County ,
AHPC Terraces at Fieldstone LLC, Revenue, 144A, 2021 A-1, 3.5%, 12/01/36 .... 1,000,000 794,758
AHPC Terraces at Fieldstone LLC, Revenue, 144A, 2021 A-2, 4.5%, 12/01/26 .... 1,945,000 1,761,649
2,556,407
Illinois 0.8%
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 4,000,000 3,843,248
GO, 2021 A, 5%, 3/01/28 ............................................ 750,000 775,768
4,619,016
New York 93.1%
Battery Park City Authority , Revenue, Senior Lien , 2019 B , Refunding , 5% , 11/01/39 .
3,750,000 4,127,884
Broome County Local Development Corp. , Good Shepherd Village at Endwell
Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ................... 1,565,000 1,405,449
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/35 ...................................... 1,015,000 989,090
Buffalo Municipal Water Finance Authority , Revenue , 2020 B , Refunding , AGMC
Insured , 2.375% , 7/01/40 ............................................ 5,250,000 3,977,264
Build NYC Resource Corp. ,
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/23 ............ 100,000 99,880
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/24 ............ 120,000 119,893
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/25 ............ 110,000 109,847
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/26 ............ 110,000 109,708
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/27 ............ 100,000 99,519
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/28 ............ 100,000 99,350
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/29 ............ 100,000 98,937
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/30 ............ 100,000 98,439
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/31 ............ 100,000 97,701
Grand Concourse Acadmey Charter School, Revenue, 2022 A, 5%, 7/01/32 ...... 325,000 343,746
New York Law School, Revenue, 2016, Refunding, 5%, 7/01/23 ............... 1,165,000 1,169,688
City of Long Beach , GO , 2020 A , 5% , 9/01/26 ..............................
1,370,000 1,433,977
City of New York ,
GO, 2016 A, Refunding, 5%, 8/01/26 ................................... 9,000,000 9,504,404
GO, 2018 E-1, 5.25%, 3/01/31 ........................................ 5,000,000 5,600,718
GO, 2019 D-1, 5%, 12/01/35 ......................................... 5,015,000 5,455,322
GO, 2020 D-1, BAM Insured, 4%, 3/01/41 ............................... 2,500,000 2,425,250
County of Allegany , GO , 2014 , Refunding , BAM Insured , 5% , 9/15/26 ............
1,245,000 1,289,384
County of Suffolk ,
GO, 2018 B, AGMC Insured, 4%, 10/15/30 ............................... 6,310,000 6,525,135
GO, 2018 B, AGMC Insured, 3.375%, 10/15/31 ........................... 6,370,000 6,411,704
Dutchess County Local Development Corp. ,
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/23 ...... 175,000 176,044
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/25 ...... 160,000 164,728
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/29 ...... 150,000 159,383
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/30 ...... 150,000 160,262
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/31 ...... 200,000 214,441
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 5%, 7/01/26 ..... 1,015,000 1,062,145
Gloversville Enlarged School District ,
GO, 2020, BAM Insured, 2%, 10/15/27 .................................. 2,230,000 2,100,470

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investment

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Gloversville Enlarged School District, (continued)
GO, 2020, BAM Insured, 2%, 10/15/28 .................................. $ 2,260,000 $ 2,099,936
GO, 2020, BAM Insured, 2%, 10/15/31 .................................. 2,410,000 2,147,587
Grand Island Central School District ,
GO, 2016, 4%, 12/01/29 ............................................. 3,915,000 4,105,985
GO, 2016, 4%, 12/01/30 ............................................. 3,650,000 3,821,406
Hempstead Town Local Development Corp. ,
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/25 ................. 1,000,000 1,047,020
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/26 ................. 800,000 851,486
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/27 ................. 750,000 809,343
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/28 ................. 845,000 925,310
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/36 ................. 340,000 340,838
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/37 ................. 550,000 546,328
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/38 ................. 520,000 512,962
Long Island Power Authority ,
Revenue, 2019 A, 4%, 9/01/35 ........................................ 15,700,000 15,982,190
Revenue, 2019 A, 4%, 9/01/38 ........................................ 6,775,000 6,770,459
Revenue, 2020 A, Refunding, 5%, 9/01/35 ............................... 1,000,000 1,119,811
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/23 ......................... 10,000,000 10,217,105
Revenue, 2013 E, Pre-Refunded, BAM Insured, 5%, 11/15/27 ................ 8,900,000 9,062,027
Revenue, 2017 C-1, Refunding, 5%, 11/15/26 ............................ 5,000,000 5,228,576
Revenue, 2017 C-2, Refunding, Zero Cpn., 11/15/39 ....................... 15,000,000 6,537,245
Dedicated Tax Fund, Revenue, 2012 A, Refunding, Zero Cpn., 11/15/32 ......... 40,000,000 27,189,312
Monroe County Industrial Development Corp. ,
Nazareth College of Rochester, Revenue, 2017 A, Refunding, 5%, 10/01/26 ...... 980,000 1,024,271
Nazareth College of Rochester, Revenue, 2017 A, Refunding, 5%, 10/01/27 ...... 1,035,000 1,090,161
Rochester City School District, Revenue, 2013, 5%, 5/01/29 .................. 9,645,000 9,702,458
Rochester City School District, Revenue, 2015, 5%, 5/01/29 .................. 1,175,000 1,230,622
b
New York City Housing Development Corp. , East 124th Street LLC , Revenue , 2008 A ,
LOC FHLMC , Mandatory Put , 2.1% , 10/01/29 ............................. 20,000,000 17,881,254
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/31 1,250,000 1,411,368
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 4%, 1/01/32 2,000,000 2,094,378
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/39 .. 2,500,000 2,050,714
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2015 GG, Pre-Refunded, 5%, 6/15/27 ........ 10,000,000 10,559,832
Water & Sewer System, Revenue, 2018 CC-1, 4%, 6/15/37 .................. 5,000,000 4,955,829
Water & Sewer System, Revenue, 2018 EE, Refunding, 5%, 6/15/30 ........... 5,000,000 5,331,933
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/34 ............ 5,000,000 5,537,596
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2018 S-1, Refunding, 5%, 7/15/29 ................... 8,215,000 9,022,877
Building Aid, Revenue, 2019 S-3A, Refunding, 5%, 7/15/34 .................. 10,000,000 10,945,992
Future Tax Secured, Revenue, 2016 A-1, 5%, 8/01/28 ...................... 5,000,000 5,275,117
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... 10,970,000 11,495,045
Future Tax Secured, Revenue, 2018 B-1, 4%, 8/01/35 ...................... 4,000,000 4,064,770
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/41 ..................... 7,200,000 6,894,421
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue , 2015 , Refunding , 5% , 11/15/25 ................................ 2,250,000 2,370,691
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 1.9%, 11/15/31 ............................. 2,000,000 1,593,596
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 13,305,000 14,629,313
New York State Dormitory Authority ,
Revenue, 2009 A, AGMC Insured, 5%, 10/01/24 ........................... 70,000 70,115
Revenue, 2010 A, AGMC Insured, 5%, 10/01/23 ........................... 860,000 861,317
Revenue, 2011 A, 5%, 10/01/24 ....................................... 110,000 110,173

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investment See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Revenue, 2017 A, Pre-Refunded, 4%, 2/15/33 ............................ $ 5,000 $ 5,276
Revenue, 2020 A, Pre-Refunded, AGMC Insured, 5%, 10/01/34 ............... 5,000 5,609
Revenue, A, AGMC Insured, 5%, 10/01/23 ............................... 630,000 630,965
Board of Cooperative Educational Services of Oneida Herkimer & Madison Counties,
Revenue, 2016, Refunding, 5%, 8/15/28 ............................... 1,100,000 1,185,981
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/27 570,000 524,735
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/28 665,000 600,708
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/37 1,150,000 813,321
City of New York, Revenue, 2010 A, 3.625%, 5/15/23 ....................... 1,615,000 1,615,775
City of New York, Revenue, 2010 A, 3.75%, 5/15/24 ........................ 1,620,000 1,621,120
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2015, Refunding,
5%, 12/01/45 ................................................... 900,000 838,956
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/27 ................................................... 1,000,000 1,024,489
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/28 ................................................... 1,800,000 1,841,649
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/32 ................................................... 1,000,000 1,014,003
Iona College, Revenue, 2022, Refunding, 5%, 7/01/23 ...................... 275,000 276,774
Iona College, Revenue, 2022, Refunding, 5%, 7/01/24 ...................... 285,000 290,761
Iona College, Revenue, 2022, Refunding, 5%, 7/01/25 ...................... 300,000 311,836
Iona College, Revenue, 2022, Refunding, 5%, 7/01/26 ...................... 325,000 341,294
Iona College, Revenue, 2022, Refunding, 5%, 7/01/27 ...................... 325,000 344,970
Iona College, Revenue, 2022, Refunding, 5%, 7/01/28 ...................... 275,000 294,535
Iona College, Revenue, 2022, Refunding, 5%, 7/01/29 ...................... 275,000 296,947
Iona College, Revenue, 2022, Refunding, 5%, 7/01/30 ...................... 325,000 353,385
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 2/01/34 ......... 300,000 308,709
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 8/01/34 ......... 375,000 384,947
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 2/01/35 ......... 300,000 307,215
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 8/01/35 ......... 300,000 306,510
Memorial Sloan-Kettering Cancer Center, Revenue, 1998, NATL Insured, 5.5%,
7/01/23 ........................................................ 3,340,000 3,380,876
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/30 ......... 1,350,000 1,387,126
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/33 ............... 12,000,000 13,158,037
New York University, Revenue, 2019 A, 5%, 7/01/42 ........................ 6,040,000 6,528,937
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/27 .... 6,000,000 6,229,183
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/26 1,000,000 1,029,063
Rochester Institute of Technology, Revenue, 2019 A, 5%, 7/01/39 .............. 1,000,000 1,079,436
St. John's University, Revenue, 2021 A, Refunding, 5%, 7/01/25 ............... 750,000 785,265
St. John's University, Revenue, 2021 A, Refunding, 5%, 7/01/26 ............... 700,000 745,050
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/29 ............... 500,000 525,979
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/30 ............... 950,000 1,005,686
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/31 ............... 2,250,000 2,393,402
St. Joseph's College, Revenue, 2021, 4%, 7/01/35 ......................... 200,000 192,689
State of New York Personal Income Tax, Revenue, 2014 A, Pre-Refunded, 5%,
2/15/25 ........................................................ 5,000,000 5,123,811
State of New York Personal Income Tax, Revenue, 2016 D, Pre-Refunded, 5%,
2/15/27 ........................................................ 10,000,000 10,853,567
State of New York Personal Income Tax, Revenue, 2017 A, 4%, 2/15/33 ......... 9,990,000 10,352,480
State of New York Personal Income Tax, Revenue, 2017 A, Pre-Refunded, 4%,
2/15/33 ........................................................ 5,000 5,276
State of New York Personal Income Tax, Revenue, 2018 A, Refunding, 5.25%,
3/15/37 ........................................................ 7,000,000 7,608,044
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/32 ................. 2,000,000 2,162,631
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/33 ................. 5,060,000 5,462,192
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/43 ................. 10,000,000 10,494,180

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investment

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State University Construction Fund, Revenue, 2005 A, NATL Insured, 5.5%, 5/15/24 $ 7,790,000 $ 8,071,700
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/29 ........................................................ 1,000,000 1,096,680
State University of New York Dormitory Facilities, Revenue, 2018 A, 5%, 7/01/33 .. 1,000,000 1,103,025
New York State Environmental Facilities Corp. , State of New York State Revolving
Fund , Revenue , 2018 B , 5% , 6/15/35 ................................... 5,000,000 5,486,246
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/37 ........................................ 7,000,000 6,888,127
Revenue, K, Refunding, 5%, 1/01/28 ................................... 10,000,000 10,422,677
Revenue, K, Refunding, 5%, 1/01/29 ................................... 10,000,000 10,418,726
Revenue, L, Refunding, 5%, 1/01/32 ................................... 1,750,000 1,924,869
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 3/15/30 10,000,000 10,842,385
State of New York Sales Tax, Revenue, 2019 A, Refunding, 5%, 3/15/38 ......... 5,120,000 5,559,114
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/30 .......................... 1,310,000 1,336,632
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/32 .......................... 3,500,000 3,553,865
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 4,000,000 3,989,388
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/34 ............ 750,000 718,636
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/41 ............ 1,000,000 879,810
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/29 ... 500,000 529,185
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/30 ... 150,000 159,776
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/31 ... 400,000 425,050
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/24 ... 1,000,000 1,035,544
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/27 ... 875,000 929,554
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/28 ... 1,865,000 1,995,047
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/29 ... 3,150,000 3,390,918
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/31 ... 3,980,000 4,285,012
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/32 ... 4,340,000 4,666,944
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/33 ... 1,850,000 1,979,988
Onondaga Civic Development Corp. ,
Le Moyne College, Revenue, 2021, 5%, 7/01/29 ........................... 330,000 347,163
Le Moyne College, Revenue, 2021, 5%, 7/01/30 ........................... 320,000 337,431
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/26 .................. 535,000 553,805
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/28 .................. 595,000 623,350
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/30 .................. 655,000 690,680
Onondaga County Trust for Cultural Resources , Syracuse University , Revenue , 2019 ,
Refunding , 5% , 12/01/38 ............................................ 5,000,000 5,514,933
Port Authority of New York & New Jersey ,
Revenue, 184th, 5%, 9/01/25 ......................................... 2,655,000 2,747,237
Revenue, 184th, 5%, 9/01/28 ......................................... 3,250,000 3,354,892
Revenue, 194th, Refunding, 5%, 10/15/28 ............................... 9,085,000 9,604,397
Revenue, 209th, Refunding, 5%, 7/15/34 ................................ 15,000,000 16,563,289
Revenue, Two Hundred Thirty Fourth, Refunding, 5.25%, 8/01/40 .............. 2,000,000 2,168,097
St. Lawrence County Industrial Development Agency ,
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/31 ............... 100,000 108,889
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/33 ............... 270,000 290,548
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/30 ............... 225,000 244,380
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/31 ............... 200,000 217,778
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/32 ............... 200,000 216,263
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/33 ............... 230,000 247,504
Suffolk County Water Authority , Revenue , 2018 A , 3.25% , 6/01/43 ...............
5,000,000 4,376,587
Suffolk Tobacco Asset Securitization Corp. ,
Revenue, 2021 A-2, Refunding, 5%, 6/01/28 ............................. 2,200,000 2,325,292
Revenue, 2021 A-2, Refunding, 5%, 6/01/29 ............................. 2,250,000 2,397,866
Revenue, 2021 A-2, Refunding, 5%, 6/01/30 ............................. 1,500,000 1,606,224

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investment See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Suffolk Tobacco Asset Securitization Corp., (continued)
Revenue, 2021 A-2, Refunding, 5%, 6/01/31 ............................. $ 1,250,000 $ 1,341,604
Syracuse Regional Airport Authority ,
Revenue, 2021, Refunding, 5%, 7/01/29 ................................. 1,275,000 1,357,767
Revenue, 2021, Refunding, 5%, 7/01/30 ................................. 1,415,000 1,518,448
Revenue, 2021, Refunding, 5%, 7/01/31 ................................. 1,000,000 1,079,683
Triborough Bridge & Tunnel Authority ,
Revenue, 2008 B-3, 5%, 11/15/34 ..................................... 3,480,000 3,655,921
Revenue, 2013 A, Refunding, Zero Cpn., 11/15/30 ......................... 14,175,000 10,576,632
Revenue, 2018 D, 5%, 11/15/33 ....................................... 1,300,000 1,493,266
Troy Capital Resource Corp. ,
Revenue, 2021, Refunding, 5%, 9/01/28 ................................. 275,000 297,540
Revenue, 2021, Refunding, 4%, 9/01/30 ................................. 400,000 413,115
Revenue, 2021, Refunding, 4%, 9/01/31 ................................. 235,000 241,461
Revenue, 2021, Refunding, 4%, 9/01/32 ................................. 350,000 356,363
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/33 ...... 3,000,000 3,253,144
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/36 ...... 2,000,000 2,122,861
Trust for Cultural Resources of The City of New York (The) ,
Juilliard School (The), Revenue, 2018 A, Refunding, 5%, 1/01/33 .............. 2,700,000 3,029,162
Lincoln Center for the Performing Arts, Inc., Revenue, 2016 A, Refunding, 5%,
12/01/26 ....................................................... 2,500,000 2,699,755
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 5%,
12/01/32 ....................................................... 1,000,000 1,135,029
Whitney Museum of American Art, Revenue, 2021, Refunding, 5%, 7/01/31 ...... 5,000,000 5,888,600
Westchester County Local Development Corp. , Westchester County Health Care Corp.
Obligated Group , Revenue , 2016 , Refunding , 5% , 11/01/25 .................. 1,000,000 1,027,426
578,905,191
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,700,000 1,348,705
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,700,000 1,344,545
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 2,000,000 1,913,573
4,606,823
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/24 175,000 176,992
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/25 170,000 173,145
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/26 225,000 230,388
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/27 200,000 205,498
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 3,000,000 2,400,522
3,186,545
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,700,000 1,347,394
Wisconsin 1.1%
a
Public Finance Authority ,
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021, 4.5%, 12/01/26 ......... 1,160,000 1,046,632
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 1,570,000 1,245,784
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 4,500,000 4,500,000
6,792,416

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investment

See Abbreviations on page 9.
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 0.2%
Puerto Rico 0.2%
HTA TRRB Custodial Trust ,
Revenue, 2007 N, 5.25%, 7/01/34 ..................................... $ 280,000 $ 279,151
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 540,000 538,138
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 82,761 76,450
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 53,783 32,001
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 92,001 51,061
976,801
Total U.S. Territories .................................................................... 976,801
Total Municipal Bonds (Cost $635,739,613) .....................................
607,815,670
a a a a
Short Term Investments 0.6%
Municipal Bonds 0.6%
New York 0.6%
c
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2014 AA-3 , SPA TD Bank NA , Daily VRDN and Put , 3.49% , 6/15/49 ............ 3,000,000 3,000,000
c
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2019 B-4 ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 3.65% , 8/01/42 .......... 1,000,000 1,000,000
4,000,000
Total Municipal Bonds (Cost $4,000,000) .......................................
4,000,000
Total Short Term Investments (Cost $4,000,000 ) .................................
4,000,000
a
Total Investments (Cost $639,739,613) 98.4% ...................................
$611,815,670
Other Assets, less Liabilities 1.6% .............................................
9,820,096
Net Assets 100.0% ...........................................................
$621,635,766
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the aggregate value of these securities was $21,802,625, representing 3.5% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free Income Fund
(Fund). The Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standard Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Franklin New York Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2022, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
3. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.